UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                                 -----------    ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- 105.7%
--------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.1%
    Goodrich (C)                                                       9,344    $    414,313
    Lockheed Martin (D)                                              122,570       7,481,673
    Raytheon (D)                                                       9,379         356,589
                                                                                ------------
                                                                                   8,252,575
                                                                                ------------
AUTOMOTIVE -- 0.6%
    Autozone* (C)                                                     15,598       1,298,533
    Johnson Controls (D)                                               7,210         447,380
    Navistar International* (D)                                       12,976         420,812
    Paccar (D)                                                         5,176         351,399
                                                                                ------------
                                                                                   2,518,124
                                                                                ------------
BANKS -- 7.6%
    Bank of America (C)                                              127,999       5,388,758
    JPMorgan Chase (D)                                                28,594         970,194
    US Bancorp                                                        60,020       1,685,362
    Wachovia                                                         211,547      10,067,522
    Wells Fargo                                                      202,225      11,844,318
                                                                                ------------
                                                                                  29,956,154
                                                                                ------------
BUILDING & CONSTRUCTION -- 3.1%
    Caterpillar (C)                                                   42,782       2,513,442
    Centex (C)                                                        28,955       1,869,914
    DR Horton (C)                                                     29,171       1,056,574
    KB Home (D)                                                       63,862       4,674,698
    Pulte Homes (D)                                                   52,816       2,266,863
                                                                                ------------
                                                                                  12,381,491
                                                                                ------------
CHEMICALS -- 3.2%
    Dow Chemical (C)                                                 219,524       9,147,565
    Eastman Chemical (C)                                              45,296       2,127,553
    Hercules* (D)                                                    114,807       1,402,942
                                                                                ------------
                                                                                  12,678,060
                                                                                ------------
COMPUTERS & SERVICES -- 8.0%
    Autodesk (C)                                                      19,134         888,583
    Cisco Systems* (C)                                                89,713       1,608,554
    Dell* (C)                                                         48,883       1,671,799
    Hewlett-Packard (D)                                              215,613       6,295,900
    International Business Machines (D)                              104,122       8,352,667
    Microsoft (D)                                                    223,341       5,746,564
    NCR* (D)                                                          91,128       2,907,894
    Yahoo!*                                                          130,578       4,418,759
                                                                                ------------
                                                                                  31,890,720
                                                                                ------------
CONSUMER PRODUCTS -- 3.8%
    Black & Decker (C)                                                46,112       3,785,334
    Brunswick (C)                                                    163,903       6,184,060
    Clorox (C)                                                        27,674       1,537,014
    Fortune Brands (C)                                                22,864       1,859,529

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                   Shares          Value
                                                                 -----------    ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- CONTINUED
    Gillette (C)                                                      27,113    $  1,577,977
                                                                                ------------
                                                                                  14,943,914
                                                                                ------------
DEPARTMENT STORES -- 0.1%
    Federated Department Stores (C)                                    5,747         384,302
                                                                                ------------
DIVERSIFIED OPERATIONS -- 4.2%
    Ball (C)                                                          19,799         727,415
    Cendant (C)                                                      109,173       2,253,331
    Cummins (C)                                                       26,800       2,358,132
    Eaton (C)                                                         33,659       2,139,030
    Fluor (C)                                                         16,208       1,043,471
    General Electric (C)                                              31,403       1,057,339
    Newmont Mining (D)                                                37,761       1,781,186
    United States Steel                                                9,151         387,545
    VF                                                                81,967       4,751,627
                                                                                ------------
                                                                                  16,499,076
                                                                                ------------
ELECTRICAL EQUIPMENT & SERVICES -- 5.5%
    AES* (C)                                                         206,484       3,392,532
    Allegheny Energy* (C)                                             61,772       1,897,636
    Centerpoint Energy (C)                                           337,742       5,022,223
    CMS Energy* (C)                                                   73,106       1,202,594
    L-3 Communications Holdings (D)                                   14,940       1,181,306
    Public Service Enterprise Group (D)                                7,053         453,931
    TXU                                                               75,116       8,479,094
                                                                                ------------
                                                                                  21,629,316
                                                                                ------------
FINANCIAL SERVICES -- 6.4%
    Bear Stearns (C)                                                  18,464       2,026,424
    Capital One Financial (C)                                          4,693         373,187
    CIT Group (C)                                                     43,685       1,973,688
    Citigroup (C)                                                     70,722       3,219,266
    Countrywide Financial (C)                                         86,385       2,848,977
    Freddie Mac (C)                                                   13,835         781,124
    H&R Block (D)                                                    112,458       2,696,743
    Lehman Brothers Holdings (D)                                      49,522       5,768,323
    MBNA (D)                                                          36,846         907,885
    Merrill Lynch (D)                                                 10,351         635,034
    Providian Financial* (D)                                         169,652       2,999,447
    Washington Mutual                                                 25,035         981,873
                                                                                ------------
                                                                                  25,211,971
                                                                                ------------
FOOD, BEVERAGE & TOBACCO -- 4.3%
    Altria Group (D)                                                  37,378       2,755,132
    Archer-Daniels-Midland (C)                                       126,941       3,130,365
    Coca-Cola (D)                                                      9,163         395,750
    Coca-Cola Enterprises (C)                                        203,957       3,977,162
    Constellation Brands, Cl A*                                       70,396       1,830,296
    Pepsi Bottling Group (D)                                          24,635         703,329
    Sysco                                                             11,482         360,190
    Tyson Foods, Cl A                                                224,478       4,051,828
                                                                                ------------
                                                                                  17,204,052
                                                                                ------------

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                                 -----------    ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
INSURANCE -- 6.1%
    Aetna (C)                                                          9,772    $    841,760
    Cigna (C)                                                         29,773       3,509,046
    Loews (D)                                                         42,887       3,963,188
    Metlife (D)                                                       89,860       4,477,724
    Prudential Financial (D)                                           5,289         357,325
    St. Paul Travelers (D)                                           197,731       8,872,190
    XL Capital, Cl A                                                  34,182       2,325,401
                                                                                ------------
                                                                                  24,346,634
                                                                                ------------
MEDIA -- 3.4%
    Comcast, Cl A* (C)                                                23,769         698,333
    Meredith (D)                                                      16,288         812,609
    Walt Disney (C)                                                  493,601      11,910,592
                                                                                ------------
                                                                                  13,421,534
                                                                                ------------
MEDICAL PRODUCTS & SERVICES -- 7.8%
    ACE (C)                                                           55,184       2,597,511
    Boston Scientific* (C)                                            15,239         356,135
    C.R. Bard (C)                                                     70,033       4,624,279
    Guidant (C)                                                        9,673         666,373
    HCA (C)                                                           79,627       3,815,726
    Humana* (D)                                                       17,344         830,431
    Johnson & Johnson (D)                                            252,284      15,964,531
    Laboratory of America Holdings* (D)                               13,366         651,058
    McKesson (D)                                                      32,639       1,548,721
                                                                                ------------
                                                                                  31,054,765
                                                                                ------------
MISCELLANEOUS BUSINESS SERVICES -- 0.4%
    Affiliated Computer Services* (C)                                 27,645       1,509,417
                                                                                ------------
PAPER & PAPER PRODUCTS -- 0.1%
    Pactiv* (D)                                                       21,451         375,822
                                                                                ------------
PETROLEUM & FUEL PRODUCTS -- 11.8%
    Amerada Hess (C)                                                  51,021       7,015,387
    Chevron (C)                                                       61,994       4,012,872
    ConocoPhillips (C)                                               180,992      12,653,151
    Devon Energy (C)                                                  27,753       1,904,966
    Exxon Mobil                                                      301,893      19,182,281
    Occidental Petroleum (D)                                          10,096         862,501
    Sunoco                                                            16,850       1,317,670
                                                                                ------------
                                                                                  46,948,828
                                                                                ------------
PHARMACEUTICALS -- 6.3%
    Abbott Laboratories (C)                                           17,981         762,394
    AmerisourceBergen (C)                                             76,549       5,917,238
    Amgen* (C)                                                        26,901       2,143,203
    Cardinal Health (C)                                              172,653      10,953,106
    Forest Laboratories* (C)                                          28,615       1,115,127
    Pfizer (D)                                                       164,195       4,099,949
                                                                                ------------
                                                                                  24,991,017
                                                                                ------------

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                   SHARES/
                                                                 FACE AMOUNT        VALUE
                                                                 -----------    ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
    Apartment Investment & Management, Cl A (C)                        9,875    $    382,953
    Simon Property Group (D)                                          73,666       5,460,124
                                                                                ------------
                                                                                   5,843,077
                                                                                ------------
RETAIL -- 7.7%
    Autonation* (C)                                                   52,435       1,047,127
    Darden Restaurants (C)                                           252,599       7,671,432
    Goodyear Tire & Rubber* (C)                                      253,670       3,954,715
    Home Depot (C)                                                   243,229       9,276,754
    JC Penney (D)                                                     82,769       3,924,906
    RadioShack* (D)                                                   60,939       1,511,287
    Wal-Mart Stores                                                   72,122       3,160,386
                                                                                ------------
                                                                                  30,546,607
                                                                                ------------
SEMI CONDUCTORS -- 5.3%
    Freescale Semiconductor, Cl B* (C)                               153,293       3,614,649
    Intel (D)                                                        430,160      10,603,444
    Micron Technology* (D)                                            38,742         515,269
    National Semiconductor (D)                                        93,390       2,456,157
    Nvidia* (D)                                                       45,616       1,563,716
    Texas Instruments                                                 66,598       2,257,672
                                                                                ------------
                                                                                  21,010,907
                                                                                ------------
TELEPHONES & TELECOMMUNICATIONS -- 3.1%
    AT&T                                                              23,061         456,608
    Lucent Technologies* (D)                                         126,421         410,868
    Motorola (D)                                                     181,388       4,006,861
    Qwest Communications International* (D)                          274,282       1,124,556
    Sprint-Nextel (D)                                                252,073       5,994,296
    Verizon Communications                                            10,887         355,896
                                                                                ------------
                                                                                  12,349,085
                                                                                ------------
TRANSPORTATION SERVICES -- 2.8%
    CSX (C)                                                           66,885       3,108,815
    FedEx (C)                                                         19,312       1,682,654
    Norfolk Southern (D)                                             113,371       4,598,328
    Ryder System (D)                                                  52,410       1,793,470
                                                                                ------------
                                                                                  11,183,267
                                                                                ------------
WHOLESALE -- 0.5%
    Supervalu                                                         67,269       2,093,411
                                                                                ------------

    TOTAL COMMON STOCK
       (Cost $405,393,825)                                                       419,224,126
                                                                                ------------
--------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 4.7%
--------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)(B)
       3.708%, 02/23/06
       (Cost $18,563,785)                                       $ 18,840,000      18,563,353
                                                                                ------------

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

                                                            SHARES/CONTRACTS        VALUE
                                                            ----------------    ------------
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 7.8%
--------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                        12,409,467    $ 12,409,467
    Union Bank of California Money Market Fund                    18,650,930      18,650,930
                                                                                ------------

    TOTAL CASH EQUIVALENTS
       (Cost $31,060,397)                                                         31,060,397
                                                                                ------------

    TOTAL INVESTMENTS+ -- 118.2%
        (Cost $455,018,007)                                                     $468,847,876
                                                                                ------------
--------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (17.9)%
--------------------------------------------------------------------------------------------
    Applied Micro Circuits*                                         (126,848) $     (380,544)
    Ashland                                                         (149,251)     (8,244,625)
    Avery Dennison                                                   (54,583)     (2,859,603)
    CenturyTel                                                       (34,201)     (1,196,351)
    Ciena*                                                          (178,168)       (470,364)
    Cooper Tire & Rubber                                             (44,717)       (682,829)
    Corning*                                                         (21,712)       (419,693)
    Delphi                                                          (224,905)       (620,738)
    Dynegy, Cl A*                                                    (75,583)       (355,996)
    EOG Resources                                                    (26,119)     (1,956,313)
    International Game Technology                                   (140,822)     (3,802,194)
    Janus Capital Group                                             (147,030)     (2,124,584)
    JDS Uniphase*                                                   (231,581)       (514,110)
    Kinder Morgan                                                   (103,412)     (9,944,098)
    MBIA                                                             (19,187)     (1,163,116)
    Medimmune*                                                       (39,378)     (1,325,070)
    Northern Trust                                                    (7,618)       (385,090)
    OfficeMax                                                        (89,492)     (2,834,212)
    Pall                                                             (15,270)       (419,925)
    Paychex                                                          (30,356)     (1,125,600)
    PMC - Sierra*                                                    (44,967)       (396,159)
    Praxair                                                          (10,341)       (495,644)
    QLogic*                                                          (64,497)     (2,205,797)
    Scientific-Atlanta                                               (48,981)     (1,837,277)
    Southwest Airlines                                               (34,984)       (519,512)
    Tellabs*                                                         (78,674)       (827,650)
    Temple-Inland                                                    (43,369)     (1,771,624)
    Tenet Healthcare*                                               (112,182)     (1,259,804)
    Tiffany                                                          (96,994)     (3,857,451)
    Univision Communications, Cl A*                                  (77,452)     (2,054,802)
    Visteon                                                         (137,913)     (1,348,789)
    Vulcan Materials                                                 (42,614)     (3,162,385)
    Wendy's International                                            (89,619)     (4,046,298)
    Weyerhaeuser                                                     (38,336)     (2,635,600)
    Whirlpool                                                        (37,071)     (2,808,870)
    Xilinx                                                           (31,477)       (876,634)
                                                                                -------------

    TOTAL SECURITIES SOLD SHORT
       (Proceeds $68,742,231)                                                    (70,929,351)
                                                                                -------------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (2.0)%
---------------------------------------------------------------------------------------------
    Morgan Stanley Consumer, October 2005, 580 Call                     (450)       (567,000)
    Morgan Stanley Cyclical, October 2005, 710 Call                      (50)       (137,500)
    PHLX Bank Index, October 2005, 95 Call                            (2,650)       (556,500)
    PHLX Utility Index, October 2005, 437.5 Call                        (575)     (1,035,000)

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                  CONTRACTS        VALUE
                                                                 -----------    -------------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- CONTINUED
---------------------------------------------------------------------------------------------
    S&P 500 Index, October 2005, 1195 Call                            (1,450)   $ (5,597,000)
                                                                                -------------

    TOTAL WRITTEN INDEX OPTION CONTRACTS
       (Premiums Received $8,891,981)                                           $ (7,893,000)
                                                                                -------------

         PERCENTAGES ARE BASED ON NET ASSETS OF $396,736,558.



The following forward foreign currency contracts were outstanding on September
30, 2005:
                                                                                         Unrealized
                           Currency to             Currency to         Contract        Appreciation/
Maturity Dates               Deliver                 Receive             Value         (Depreciation)
------------------        ---------------        ----------------    --------------    ---------------
12/21/2005          CHF       17,000,000   USD        13,485,888       $13,290,456           $195,431
12/21/2005          EUR       42,000,000   USD        51,896,820        50,850,071          1,046,749
12/21/2005          GBP       21,000,000   USD        37,802,100        37,107,019            695,081
12/21/2005          JPY    6,500,000,000   USD        59,499,627        57,897,853          1,601,774
12/21/2005          USD       74,660,260   AUD        98,000,000        74,547,449          (112,811)
12/21/2005          USD       34,727,810   CAD        41,000,000        35,421,886            694,075
12/21/2005          USD       68,583,889   NOK       435,000,000        66,969,230        (1,614,659)
12/21/2005          USD       25,842,650   NZD        37,000,000        25,463,676          (378,974)
12/21/2005          USD       33,144,811   SEK       252,000,000        32,795,390          (349,421)
                                                                                       ---------------
                                                                                           $1,777,245
                                                                                       ===============

CURRENCY LEGEND

AUD - Australian Dollar                   JPY - Japanese Yen
CAD - Canadian Dollar                     NOK - Norwegian Krone
CHF - Swiss Franc                         NZD - New Zealand Dollar
EUR - Euro Dollar                         SEK - Swedish Krona
GBP - British Pound                       USD - U.S. Dollar


The following future contracts were outstanding on September 30, 2005:

                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------           ------         --------------
       Amsterdam Index                    384           October 2005            $791,633
       Australian 10 Year Bond           (288)         December 2005             399,936
       CAC40 Index                        685           October 2005           1,121,024
       Canadian 10 Year Bond              754          December 2005           (681,277)
       DAX Index                         (230)         December 2005           (845,484)
       DJ Euro Stoxx 50 Index             147          December 2005             135,551
       Euro Bund                          288          December 2005           (279,074)
       FTSE 100 Index                     512          December 2005             871,342
       IBEX 35 Plus Index                 299           October 2005           1,267,122
       Long GILT 10 Year                 (354)         December 2005             779,693
       OMX Index                          765           October 2005             210,822
       S&P 500 Index                      (78)         December 2005             146,250
       S&P MIB Index                      (50)         December 2005           (181,593)
       S&P TSE 60 Index                  (244)         December 2005           (555,873)
       SPI 200 Index                     (351)         December 2005           (972,143)
       Topix Index                       (136)         December 2005         (1,443,639)
       US 10 Year Note                   (567)         December 2005           1,319,111
                                                                          ---------------
                                                                              $2,083,401
                                                                          ===============

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                       DEFENSIVE EQUITY FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

       * NON-INCOME PRODUCING SECURITY
      CL CLASS
     (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE SECURITY'S
         EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR
         OPEN FUTURE CONTRACTS.
     (C) ALL OF A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR
         OPEN WRITTEN OPTION CONTRACTS.
     (D) ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SHORT
         SALES.
      +  AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS,
         SECURITIES SOLD SHORT AND WRITTEN INDEX OPTION CONTRACTS  WAS
         $377,383,795 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
         $28,154,175 AND $(15,512,445), RESPECTIVELY.


     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF
     INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER
     TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ANA-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND                                             ANALYTIC FUNDS
                                                                    SHORT-TERM INCOME FUND
                                                            SEPTEMBER 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------
                                                                FACE AMOUNT/
                                                              SHARES/CONTRACTS     VALUE
                                                              --------------  ------------
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 48.5%
------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 17.2%
       4.125%, 04/18/08                                       $ 1,100,000     $ 1,093,252
       3.875%, 08/22/08                                         2,000,000       1,969,324
       2.750%, 03/14/08                                         2,000,000       1,927,958
       2.625%, 07/15/08                                         2,000,000       1,905,784
                                                                              ------------
                                                                                6,896,318
                                                                              ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.3%
       5.750%, 04/15/08                                        1,100,000        1,135,409
       4.875%, 03/15/07                                          500,000          503,562
       3.875%, 06/15/08                                        2,000,000        1,973,272
       3.625%, 09/15/08                                        2,000,000        1,956,568
       2.875%, 12/15/06                                          500,000          491,130
       2.375%, 02/15/07                                          500,000          486,941
                                                                              ------------
                                                                                6,546,882
                                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.0%
       6.000%, 05/15/08                                        1,000,000        1,038,390
       5.750%, 02/15/08                                          700,000          720,573
       5.250%, 04/15/07                                          500,000          506,295
       5.000%, 01/15/07                                          500,000          503,784
       4.375%, 10/15/06                                          500,000          500,009
       3.875%, 07/15/08                                        1,100,000        1,082,782
       3.125%, 12/15/07                                        1,300,000        1,264,892
       3.000%, 08/15/07                                          400,000          390,074
                                                                              ------------
                                                                                6,006,799
                                                                              ------------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $19,734,454)                                                      19,449,999
                                                                              ------------
--------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 47.6%
--------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)
       3.708%, 02/23/06 (B)                                      300,000           295,595
       3.113%, 10/27/05 (C)                                   18,800,000        18,762,005
                                                                              ------------

    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $19,053,986)                                                      19,057,600
                                                                              ------------
--------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.0%
--------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund
       (Cost $1,215,825)                                       1,215,825         1,215,825
                                                                              ------------

    TOTAL INVESTMENTS+ -- 99.1%
        (Cost $40,004,265)                                                    $ 39,723,424
                                                                              ------------
--------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
--------------------------------------------------------------------------------------------
    CBOE Oil Index, October 2005, 540 Put                            (50)     $     (9,000)
    CBOE S&P Small Cap 600 Index, October 2005, 315 Put              (84)           (1,680)
    Morgan Stanley Consumer, October 2005, 560 Put                   (48)           (9,600)
    Morgan Stanley Cyclical, October 2005, 690 Put                   (15)           (1,650)
    PHLX Gold/Silver Index, October 2005, 95 Put                     (77)             (385)



THE ADVISORS' INNER CIRCLE FUND                                             ANALYTIC FUNDS
                                                                    SHORT-TERM INCOME FUND
                                                            SEPTEMBER 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------

                                                                 CONTRACTS         VALUE
                                                              --------------  ------------
------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- CONTINUED
------------------------------------------------------------------------------------------
    PHLX Utility Index, October 2005, 430 Put                        (62)     $    (4,960)
    S&P 100 Index, October 2005, 550 Put                             (49)          (5,390)
    S&P 500 Index, October 2005, 1190 Put                            (23)          (5,750)
                                                                              ------------

    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums Received $47,532)                                           $   (38,415)
                                                                              ------------
         PERCENTAGES ARE BASED ON NET ASSETS OF $40,093,399.



The following forward foreign currency contracts were outstanding on September 30, 2005:

                                                                                            Unrealized
                           Currency to              Currency to           Contract        Appreciation/
Maturity Dates               Deliver                  Receive               Value         (Depreciation)
-----------------        ----------------        -------------------    --------------    ---------------
12/21/2005         EUR         2,400,000   USD            2,928,703        $2,905,718            $22,985
12/21/2005         GBP         1,100,000   USD            1,982,530         1,943,701             38,829
12/21/2005         JPY       329,000,000   USD            3,021,869         2,930,522             91,347
12/21/2005         USD         3,732,402   AUD            4,900,000         3,727,372            (5,029)
12/21/2005         USD         2,136,889   CAD            2,500,000         2,159,871             22,982
12/21/2005         USD         3,619,825   NOK           23,000,000         3,540,902           (78,924)
12/21/2005         USD         1,809,730   NZD            2,600,000         1,789,339           (20,390)
12/21/2005         USD           393,003   SEK            3,000,000           390,421            (2,582)
                                                                                          ---------------
                                                                                                $69,218
                                                                                          ===============

CURRENCY LEGEND

AUD - Australian Dollar                   NOK - Norwegian Krone
CAD - Canadian Dollar                     NZD - New Zealand Dollar
EUR - Euro Dollar                         SEK - Swedish Krona
GBP - British Pound                       USD - U.S. Dollar
JPY - Japanese Yen

The following future contracts were outstanding on September 30, 2005:


                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------          ------         --------------
       Australian 10 Year Bond           (21)          December 2005            $ 29,162
       Canadian 10 Year Bond              44           December 2005             (37,621)
       Euro Bund                          22           December 2005             (21,318)
       Long GILT 10 Year                 (21)          December 2005              46,126
       US 2 Year Note                     50           December 2005             (78,909)
       US 10 Year Note                   (19)          December 2005              44,234
                                                                          ---------------
                                                                                $(18,326)
                                                                          ===============

     (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
     (C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX CONTRACTS.
      + AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS AND WRITTEN INDEX OPTION CONTRACTS WAS $39,956,733, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,367 AND $(287,091), RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


ANA-QH-003-0200

THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- 84.0%
--------------------------------------------------------------------------------------------
AUSTRALIA -- 4.9%
    BHP Billiton (C)                                                  7,961     $   135,267
    Rio Tinto (C)                                                     3,479         157,120
                                                                                -----------
                                                                                    292,387
                                                                                -----------
FRANCE -- 2.2%
    Air France-KLM (C)                                                  357           5,987
    Peugeot* (C)                                                      1,797         122,410
                                                                                -----------
                                                                                    128,397
                                                                                -----------
GERMANY -- 3.3%
    Celesio (C)                                                         149          13,087
    Deutsche Lufthansa* (C)                                             807          10,732
    E.ON* (C)                                                         1,103         101,639
    TUI* (C)                                                          3,245          69,326
                                                                                -----------
                                                                                    194,784
                                                                                -----------
HONG KONG -- 0.8%
    Swire Pacific (C)                                                 5,000          46,051
                                                                                -----------
ITALY -- 3.9%
    Banca Intesa* (C)                                                23,608         103,036
    Italcementi* (C)                                                  7,304         114,654
    Telecom Italia* (C)                                               5,294          14,776
                                                                                -----------
                                                                                    232,466
                                                                                -----------
JAPAN -- 10.4%
    Alps Electric (C)                                                 8,000         130,086
    Fuji Electric Holdings (C)                                        2,000           7,976
    Japan Tobacco (C)                                                     2          31,586
    Marubeni (C)                                                     12,000          55,903
    Matsushita Electric Industrial (C)                                5,000          84,833
    Mitsubishi Electric (C)                                           5,000          32,072
    Mitsui Trust Holdings* (C)                                        2,000          27,740
    Omron (C)                                                           700          17,077
    Pioneer (C)                                                         800          11,406
    Sony (C)                                                          3,100         102,020
    Suzuki Motor (C)                                                  2,000          37,057
    Teijin (C)                                                        5,000          29,204
    Yamaha Motor* (C)                                                 2,500          51,725
                                                                                -----------
                                                                                    618,685
                                                                                -----------
SINGAPORE -- 2.5%
    CapitaLand* (C)                                                  57,346         106,580
    DBS Group Holdings* (C)                                             114           1,066
    Singapore Telecommunications* (C)                                28,786          41,743
                                                                                -----------
                                                                                    149,389
                                                                                -----------


THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
SPAIN -- 4.2%
    ACS Actividades Cons y Serv*                                      1,314     $    38,417
    Amadeus Global Travel Distribution, Cl A* (C)                    11,203          99,276
    Gas Natural*                                                      2,019          58,908
    Union Fenosa* (C)                                                 1,579          52,314
                                                                                -----------
                                                                                    248,915
                                                                                -----------
SWEDEN -- 1.7%
    Atlas Copco, Cl B (C)                                             5,853         101,468
                                                                                -----------
SWITZERLAND -- 0.6%
    Syngenta* (C)                                                       360          37,836
                                                                                -----------
UNITED KINGDOM -- 8.9%
    Aegis Group (C)                                                  19,496          48,286
    AWG (C)                                                           8,046         139,779
    BHP Billiton (C)                                                  7,117         115,331
    International Power (C)                                          16,818          73,935
    Kelda Group (C)                                                   1,320          16,405
    WPP Group (C)                                                    13,335         136,120
                                                                                -----------
                                                                                    529,856
                                                                                -----------
UNITED STATES -- 40.6%
    Allstate (C)                                                      2,455         135,737
    AmerisourceBergen (C)                                             1,871         144,628
    Anadarko Petroleum (C)                                              817          78,228
    Archer-Daniels-Midland (C)                                        1,805          44,511
    AT&T (C)                                                          2,333          46,193
    Bear Stearns (C)                                                  1,351         148,272
    Burlington Northern Santa Fe (C)                                  1,930         115,414
    CenturyTel (C)                                                    3,443         120,436
    Comcast, Cl A* (C)                                                1,017          29,880
    Computer Sciences* (C)                                            2,153         101,858
    CSX (C)                                                           3,006         139,719
    CVS (C)                                                           1,736          50,361
    Devon Energy (C)                                                    196          13,453
    Federated Department Stores (C)                                      35           2,341
    Fiserv* (C)                                                       3,061         140,408
    Freddie Mac (C)                                                     215          12,139
    Golden West Financial (C)                                            37           2,197
    Goldman Sachs Group (C)                                             450          54,711
    Johnson & Johnson (C)                                             1,476          93,401
    Lehman Brothers Holdings (C)                                      1,256         146,299
    Loews (C)                                                         1,332         123,090
    Masco (C)                                                           851          26,109
    Merrill Lynch (C)                                                    19           1,166
    NiSource (C)                                                      1,508          36,569
    Norfolk Southern (C)                                              2,692         109,188
    Northrop Grumman (C)                                                690          37,502
    Occidental Petroleum (C)                                            984          84,063
    Omnicom Group (C)                                                   368          30,776
    Oracle* (C)                                                       7,049          87,337
    PG&E (C)                                                          3,713         145,735
    UST  (C)                                                          1,984          83,050




THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                SHARES/
                                                              FACE AMOUNT          VALUE
                                                              ------------      ------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Yum! Brands (C)                                                     589     $    28,514
                                                                                -----------
                                                                                  2,413,285
                                                                                -----------
    TOTAL COMMON STOCK
       (Cost $4,456,095)                                                          4,993,519
                                                                                -----------
--------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 9.6%
--------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)(B)
        3.078%, 02/23/06
       (Cost $571,496)                                            $ 580,000         571,483
                                                                                -----------
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 19.8%
--------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                          222,324         222,324
    Union Bank of California Collateral Money Market Fund            72,436          72,436
    Union Bank of California Money Market Fund                      879,542         879,542
                                                                                -----------
    TOTAL CASH EQUIVALENTS
        (Cost $1,174,302)                                                         1,174,302
                                                                                -----------
    TOTAL INVESTMENTS+ -- 113.4%
        (Cost $6,201,893)                                                       $ 6,739,304
                                                                                -----------
--------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (82.2)%
--------------------------------------------------------------------------------------------
AUSTRALIA -- (5.5)%
    Alumina                                                         (11,205)    $   (52,281)
    AMP                                                             (19,814)       (112,574)
    Mirvac                                                           (8,478)        (26,156)
    Stockland                                                        (5,309)        (24,974)
    Woodside Petroleum                                               (4,089)       (112,412)
                                                                                -----------
                                                                                   (328,397)
                                                                                -----------
DENMARK -- (0.1)%
    Novozymes, Cl B*                                                    (93)         (4,808)
                                                                                -----------
FRANCE -- (4.1)%
    Alcatel*                                                         (7,017)        (93,737)
    L'Oreal                                                          (1,172)        (91,069)
    Technip*                                                           (170)        (10,092)
    Unibail                                                            (324)        (47,188)
                                                                                -----------
                                                                                   (242,086)
                                                                                -----------
JAPAN -- (15.4)%
    Fast Retailing                                                     (200)        (15,193)
    Furukawa Electric*                                              (11,000)        (55,806)
    JS Group                                                         (1,000)        (17,055)
    Kintetsu*                                                       (32,000)       (108,417)
    NGK Insulators                                                   (3,000)        (38,195)
    Nintendo                                                         (1,200)       (140,180)



THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
--------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------------------
JAPAN -- CONTINUED
    Resona Holdings*                                                    (33)    $   (85,310)
    Shionogi                                                         (1,000)        (13,632)
    Softbank                                                           (300)        (16,675)
    Taisei                                                           (5,000)        (20,602)
    Takefuji                                                           (950)        (74,179)
    Tobu Railway                                                    (30,000)       (119,905)
    Tokyu                                                           (17,000)        (90,295)
    TonenGeneral Sekiyu                                              (5,000)        (58,232)
    West Japan Railway                                                  (16)        (60,561)
                                                                                -----------
                                                                                   (914,237)
                                                                                -----------
NETHERLANDS -- (1.1)%
    ASML Holding*                                                    (3,851)        (63,423)
                                                                                -----------
SWEDEN -- (0.6)%
    Assa Abloy, Cl B*                                                (1,776)        (25,160)
    Skandia Forsakrings*                                             (1,980)        (10,349)
                                                                                -----------
                                                                                    (35,509)
                                                                                -----------
SWITZERLAND -- (4.2)%
    ABB*                                                             (1,227)         (9,003)
    UBS*                                                             (1,449)       (123,630)
    Zurich Financial Services*                                         (691)       (118,182)
                                                                                -----------
                                                                                   (250,815)
                                                                                -----------
UNITED KINGDOM -- (12.1)%
    Berkeley Group Holdings*                                         (4,517)        (69,442)
    Boots Group                                                      (4,704)        (50,638)
    BP                                                               (3,107)        (37,020)
    Brambles Industries                                              (6,863)        (42,282)
    Centrica                                                        (29,711)       (129,302)
    Electrocomponents                                               (26,658)       (114,718)
    Lloyds TSB Group                                                 (2,939)        (24,281)
    Peninsular and Oriental Steam Navigation                         (4,738)        (27,996)
    Provident Financial                                              (1,637)        (18,158)
    Prudential                                                       (5,200)        (47,330)
    Rank Group                                                      (24,975)       (131,887)
    United Business Media                                            (3,002)        (29,395)
                                                                                -----------
                                                                                   (722,449)
                                                                                -----------
UNITED STATES -- (39.1)%
    ACE                                                                (150)         (7,060)
    Aetna                                                              (198)        (17,056)
    Alcoa                                                            (3,437)        (83,932)
    American Electric Power                                            (311)        (12,347)
    American Standard                                                (1,172)        (54,557)
    Anheuser-Busch                                                     (862)        (37,100)
    Apollo Group, Cl A*                                              (1,335)        (88,631)
    Apple Computer*                                                    (705)        (37,795)
    Avery Dennison                                                   (2,594)       (135,900)
    Bank of New York                                                   (481)        (14,146)
    Baxter International                                               (867)        (34,567)
    Bristol-Myers Squibb                                             (1,681)        (40,445)
    Campbell Soup                                                      (824)        (24,514)



THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                 SHARES/
                                                             NUMBER OF RIGHTS      VALUE
                                                             ----------------   -----------
--------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
--------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Chevron                                                            (873)    $   (56,509)
    Cintas*                                                            (196)         (8,046)
    Coca-Cola                                                        (2,823)       (121,925)
    ConAgra Foods                                                    (1,224)        (30,294)
    Consolidated Edison                                              (2,490)       (120,890)
    Corning*                                                           (211)         (4,079)
    DTE Energy                                                       (1,018)        (46,685)
    EI Du Pont de Nemours                                              (409)        (16,021)
    Eli Lilly                                                          (675)        (36,126)
    Equity Office Properties Trust                                     (109)         (3,565)
    Fifth Third Bancorp                                              (2,065)        (75,847)
    Ford Motor                                                      (11,101)       (109,456)
    General Motors                                                     (990)        (30,304)
    Genuine Parts                                                       (10)           (429)
    HJ Heinz                                                           (762)        (27,843)
    Honeywell International                                            (371)        (13,912)
    Illinois Tool Works                                                (372)        (30,627)
    International Paper                                              (1,556)        (46,369)
    Lucent Technologies*                                            (25,211)        (81,936)
    Medimmune*                                                         (832)        (27,997)
    Mellon Financial                                                   (597)        (19,086)
    Merck                                                            (3,184)        (86,637)
    New York Times, Cl A                                               (325)         (9,669)
    Newell Rubbermaid                                                (5,067)       (114,768)
    Newmont Mining                                                     (184)         (8,679)
    Northern Trust                                                     (377)        (19,057)
    Paychex                                                            (405)        (15,017)
    Progress Energy                                                  (3,210)       (143,648)
    Qualcomm                                                           (425)        (19,019)
    Sempra Energy                                                    (1,021)        (48,048)
    SLM                                                                (449)        (24,084)
    Southern                                                           (532)        (19,024)
    Southwest Airlines                                               (1,976)        (29,344)
    Synovus Financial                                                  (546)        (15,135)
    Tenet Healthcare*                                                (2,395)        (26,896)
    TXU                                                                (541)        (61,068)
    Viacom                                                             (982)        (32,416)
    Wal-Mart Stores                                                    (742)        (32,514)
    Waste Management                                                 (4,234)       (121,135)
                                                                                -----------
                                                                                 (2,322,154)
                                                                                -----------
    TOTAL SECURITIES SOLD SHORT
        (Proceeds $4,648,555)                                                    (4,883,878)
                                                                                -----------
--------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------
    Suez, Expires 09/27/05*
       (Proceeds $0)                                                (3,890)    $    (1,829)
                                                                                -----------

          PERCENTAGES ARE BASED ON NET ASSETS OF $5,940,606.


THE ADVISORS' INNER CIRCLE FUND                                               ANALYTIC FUNDS
                                                                      GLOBAL LONG-SHORT FUND
                                                              SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

The following future contracts were outstanding on September 30, 2005:

                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------           ------         --------------
       Amsterdam Index                     6            October 2005             $12,369
       Australian Dollar                  15           December 2005            (15,525)
       Australian 10 Year Bond            (7)          December 2005               9,721
       British Pound                      (3)          December 2005              14,138
       CAC 40 10 Year Euro                11            October 2005              18,002
       Canadian Dollar                    11           December 2005              11,770
       Canadian 10 Year Bond              18           December 2005            (15,390)
       DAX Index                          (4)          December 2005            (14,704)
       DJ Euro Stoxx 50                    6           December 2005               5,533
       Euro Dollar                         4           December 2005            (20,150)
       Euro Bund                           4           December 2005             (3,876)
       FTSE 100 Index                     10           December 2005              17,018
       Hang Seng Index                     2            October 2005               1,817
       IBEX 35 Plus Index                  5            October 2005              21,189
       Japanese Yen                       (7)          December 2005              28,394
       Long GILT 10 Year                  (8)          December 2005              17,572
       OMX Index                          15            October 2005               4,134
       S&P 500 E-mini                      3           December 2005             (1,133)
       S&P 500 Index                       2           December 2005             (3,750)
       S&P/TSE 60 Index                   (4)          December 2005             (9,113)
       SPI 200                            (3)          December 2005             (8,309)
       Swiss Franc                         3           December 2005            (12,394)
       Topix Index                        (2)          December 2005            (21,230)
       US 10 Year Note                    (6)          December 2005              13,969
                                                                          ---------------
                                                                                 $50,052
                                                                          ===============


       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
     (A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE
         CONTRACTS.
     (C) ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SHORT SALES.
       + AT SEPTEMBER 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS AND SECURITIES
         SOLD SHORT WAS $1,553,338 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
         $779,130 AND $(478,871), RESPECTIVELY.

     FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND
     OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
     SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ANA-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)


By (Signature and Title)*                             /s/James F. Volk
                                                      ----------------
                                                      James F. Volk
                                                      President

Date: November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                             /s/James F. Volk
                                                      ----------------
                                                      James F. Volk
                                                      President

Date November 29, 2005

By (Signature and Title)*                             /s/Michael Lawson
                                                      --------------
                                                      Michael Lawson
                                                      Controller & CFO

Date: November 29, 2005

* Print the name and title of each signing officer under his or her signature.